LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2014	2015	2016
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(6,841)	(88,691)	(913,477)	(131,568)

Denominator:
Number of shares outstanding, opening	373,380,252	413,147,475	400,165,607	400,165,607
Weighted average number of shares issued	53,904,519	1,423,986	20,702,130	20,702,130
Weighted average number of shares repurchased	(23,882,843)	(7,421,952)	(12,678,015)	(12,678,015)

Weighted-average number of shares outstanding — Basic	403,401,928	407,149,509	408,189,722	408,189,722

Weighted-average number of shares outstanding — Diluted	403,401,928	407,149,509	408,189,722	408,189,722

Loss per share
-Basic	(0.02)	(0.22)	(2.24)	(0.32)
-Diluted	(0.02)	(0.22)	(2.24)	(0.32)